Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Utilities Portfolio - VIP Utilities Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(10.78%)
Annual Return 2016	14.17%
Annual Return 2017	17.88%
Annual Return 2018	8.82%
Annual Return 2019	23.18%
Annual Return 2020	(0.12%)
Annual Return 2021	17.43%
Annual Return 2022	5.47%
Annual Return 2023	(1.08%)
Annual Return 2024	29.00%